Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio, Growth Strategies Portfolio, High Income Portfolio, Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Initial Class, Service Class, and Service Class 2

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
and Variable Insurance Products Fund III

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

Robert Stansky, Jonathan Kasen, Steven Kaye, Monty Kori, Robert Lee, Brian Lempel, Peter Saperstone, Douglas Simmons, Pierre Sorel, and Tobias Welo serves as co-managers of VIP Balanced Portfolio. Lawrence Rakers no longer serves as lead portfolio manager of VIP Balanced Portfolio.

Jean Park has replaced Christopher Lee as portfolio manager of VIP Growth Strategies Portfolio. All references to Mr. Lee is no longer applicable.

Maximilian Kaufmann no longer serves as a portfolio manager of VIP Index 500 Portfolio.

Bobe Simon no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio.

Jonathan Kasen and Monty Kori have replaced John Avery and Nathan Strik as co-managers of VIP Contrafund Portfolio. All references to Mr. Avery and Mr. Strik are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 78.

Robert Stansky is co-manager of VIP Balanced Portfolio and receives compensation for his services. Mr. Stansky also receives compensation for managing the equity investments of the fund. As of January 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Balanced Portfolio is based on the pre-tax investment performance of the equity investments of the fund measured against the S&P 500® Index, and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the LipperSM Variable Annuity Balanced Funds. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Jonathan Kasen is co-manager of VIP Balanced Portfolio and receives compensation for his services. Steven Kaye is co-manager of VIP Balanced Portfolio and receives compensation for his services. Monty Kori is co-manager of VIP Balanced Portfolio and receives compensation for his services. Robert Lee is co-manager of VIP Balanced Portfolio and receives compensation for his services. Brian Lempel is co-manager of VIP Balanced Portfolio and receives compensation for his services. Peter Saperstone is co-manager of VIP Balanced Portfolio and receives compensation for his services. Douglas Simmons is co-manager of VIP Balanced Portfolio and receives compensation for his services. Pierre Sorel is co-manager of VIP Balanced Portfolio and receives compensation for his services. As of January 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

VIPIS2B-14-01  March 13, 2014
1.483795.170

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of VIP Balanced Portfolio is based on the pre-tax investment performance of the equity investments of the fund measured against the S&P 500® Index, the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the LipperSM Variable Annuity Balanced Funds, and the pre-tax investment performance of the portion of the fund's assets managed by each co-manager measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager	Benchmark Index(es)
Jonathan Kasen	S&P 500 Energy Index
Steven Kaye	S&P 500 Health Care Index
Monty Kori	S&P 500 Industrials Index
Robert Lee	S&P 500 Consumer Staples Index
Brian Lempel	S&P 500 Information Technology Index
Peter Saperstone	S&P 500 Consumer Discretionary Index
Douglas Simmons	S&P 500 Telecom Services Index and S&P 500 Utilities Index
Pierre Sorel	S&P 500 Financials Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

Tobias Welo is a research analyst and is co-manager of VIP Balanced Portfolio. Research analysts who also manage sector funds are referred to as sector fund managers. The sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of January 31, 2014, the sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and if applicable, relocation plan benefits. A portion of the sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group assigned to each fund or account, if applicable, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of the sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of the sector fund manager's bonus that is linked to the investment performance of VIP Balanced Portfolio is based on the pre-tax investment performance of the equity investments of the fund measured against the S&P 500 Index, the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Lipper Variable Annuity Balanced Funds, and the pre-tax investment performance of the portion of the fund's assets managed by the sector fund manager measured against the S&P 500 Materials Index. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The sector fund manager's compensation plan may give rise to potential conflicts of interest. The sector fund manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Stansky as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 56,911	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 10,317	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Stansky ($2,402 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Stansky was none.

The following table provides information relating to other accounts managed by Mr. Kasen as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 5,713	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 969	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Kasen ($164 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Kasen was none.

The following table provides information relating to other accounts managed by Mr. Kaye as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 6,648	$ 0	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,359	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Kaye ($223 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Kaye was none.

The following table provides information relating to other accounts managed by Mr. Kori as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 22,668	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 506	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Kori ($178 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Kori was none.

The following table provides information relating to other accounts managed by Mr. Lee as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 10,416	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,275	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Lee ($153 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Lee was none.

The following table provides information relating to other accounts managed by Mr. Lempel as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 12,579	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,875	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Lempel ($311 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Lempel was none.

The following table provides information relating to other accounts managed by Mr. Saperstone as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 5,820	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,317	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Saperstone ($198 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Saperstone was none.

The following table provides information relating to other accounts managed by Mr. Simmons as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 7,747	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,912	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Simmons ($89 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Simmons was none.

The following table provides information relating to other accounts managed by Mr. Sorel as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 8,105	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,026	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Sorel ($256 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Sorel was none.

The following table provides information relating to other accounts managed by Mr. Welo as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	14	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 11,697	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,732	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Welo ($50 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Welo was none.

The following information supplements similar information found in the "Management Contracts" section beginning on page 78.

Jean Park is the portfolio manager of VIP Growth Strategies Portfolio and receives compensation for her services. As of August 31, 2013, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Growth Strategies Portfolio is based on the fund's pre-tax investment performance measured against the Russell Midcap Growth Index, and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar® Mid-Cap Growth Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Ms. Park as of August 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 2,217	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,810	none	none

* Includes VIP Growth Strategies Portfolio ($25 (in millions) assets managed).

As of August 31, 2013, the dollar range of shares of VIP Growth Strategies Portfolio beneficially owned by Ms. Park was none.

The following information supplements similar information found in the "Management Contracts" section beginning on page 85.

Jonathan Kasen is co-manager of VIP Contrafund Portfolio and receives compensation for his services. Monty Kori is co-manager of VIP Contrafund Portfolio and receives compensation for his services. As of July 31, 2013, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of VIP Contrafund Portfolio is based on the fund's pre-tax investment performance measured against the S&P 500® Index, the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar® Large Blend Category, and the pre-tax investment performance of the portion of the fund's assets managed by each co-manager measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager	Benchmark Index
Jonathan Kasen	S&P 500® Energy Index
Monty Kori	S&P 500 Industrials Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Kasen as of July 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 5,775	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,043	none	none

* Includes assets of VIP Contrafund Portfolio managed by Mr. Kasen ($1,799 (in millions) assets managed).

As of July 31, 2013, the dollar range of shares of VIP Contrafund Portfolio beneficially owned by Mr. Kasen was none.

The following table provides information relating to other accounts managed by Mr. Kori as of July 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,942	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 490	none	none

* Includes assets of VIP Contrafund Portfolio managed by Mr. Kori ($1,766 (in millions) assets managed).

As of July 31, 2013, the dollar range of shares of VIP Contrafund Portfolio beneficially owned by Mr. Kori was none.

The following information supplements similar information found in the "Management Contracts" section beginning on page 87.

The following table provides information relating to other accounts managed by Mr. Lempel as of April 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 9,541	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,734	none	none

* Includes VIP Contrafund Portfolio ($2,983 (in millions) assets managed).

As of April 30, 2013, the dollar range of shares of VIP Contrafund Portfolio beneficially owned by Mr. Lempel was none.

Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio,
Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio,
Growth Stock Portfolio, Growth Strategies Portfolio, High Income Portfolio, Mid Cap Portfolio,
Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Investor Class

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
and Variable Insurance Products Fund III

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

Robert Stansky, Jonathan Kasen, Steven Kaye, Monty Kori, Robert Lee, Brian Lempel, Peter Saperstone, Douglas Simmons, Pierre Sorel, and Tobias Welo serves as co-managers of VIP Balanced Portfolio. Lawrence Rakers no longer serves as lead portfolio manager of VIP Balanced Portfolio.

Jean Park has replaced Christopher Lee as portfolio manager of VIP Growth Strategies Portfolio. All references to Mr. Lee is no longer applicable.

Bobe Simon no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio.

Jonathan Kasen and Monty Kori have replaced John Avery and Nathan Strik as co-managers of VIP Contrafund Portfolio. All references to Mr. Avery and Mr. Strik are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 63.

Robert Stansky is co-manager of VIP Balanced Portfolio and receives compensation for his services. Mr. Stansky also receives compensation for managing the equity investments of the fund. As of January 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Balanced Portfolio is based on the pre-tax investment performance of the equity investments of the fund measured against the S&P 500® Index, and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the LipperSM Variable Annuity Balanced Funds. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Jonathan Kasen is co-manager of VIP Balanced Portfolio and receives compensation for his services. Steven Kaye is co-manager of VIP Balanced Portfolio and receives compensation for his services. Monty Kori is co-manager of VIP Balanced Portfolio and receives compensation for his services. Robert Lee is co-manager of VIP Balanced Portfolio and receives compensation for his services. Brian Lempel is co-manager of VIP Balanced Portfolio and receives compensation for his services. Peter Saperstone is co-manager of VIP Balanced Portfolio and receives compensation for his services. Douglas Simmons is co-manager of VIP Balanced Portfolio and receives compensation for his services. Pierre Sorel is co-manager of VIP Balanced Portfolio and receives compensation for his services. As of January 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

VIPINVB-14-01  March 13, 2014
1.825687.137

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of VIP Balanced Portfolio is based on the pre-tax investment performance of the equity investments of the fund measured against the S&P 500® Index, the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the LipperSM Variable Annuity Balanced Funds, and the pre-tax investment performance of the portion of the fund's assets managed by each co-manager measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager	Benchmark Index(es)
Jonathan Kasen	S&P 500 Energy Index
Steven Kaye	S&P 500 Health Care Index
Monty Kori	S&P 500 Industrials Index
Robert Lee	S&P 500 Consumer Staples Index
Brian Lempel	S&P 500 Information Technology Index
Peter Saperstone	S&P 500 Consumer Discretionary Index
Douglas Simmons	S&P 500 Telecom Services Index and S&P 500 Utilities Index
Pierre Sorel	S&P 500 Financials Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

Tobias Welo is a research analyst and is co-manager of VIP Balanced Portfolio. Research analysts who also manage sector funds are referred to as sector fund managers. The sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of January 31, 2014, the sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and if applicable, relocation plan benefits. A portion of the sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group assigned to each fund or account, if applicable, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of the sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of the sector fund manager's bonus that is linked to the investment performance of VIP Balanced Portfolio is based on the pre-tax investment performance of the equity investments of the fund measured against the S&P 500 Index, the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Lipper Variable Annuity Balanced Funds, and the pre-tax investment performance of the portion of the fund's assets managed by the sector fund manager measured against the S&P 500 Materials Index. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The sector fund manager's compensation plan may give rise to potential conflicts of interest. The sector fund manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Stansky as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 56,911	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 10,317	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Stansky ($2,402 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Stansky was none.

The following table provides information relating to other accounts managed by Mr. Kasen as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 5,713	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 969	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Kasen ($164 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Kasen was none.

The following table provides information relating to other accounts managed by Mr. Kaye as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 6,648	$ 0	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,359	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Kaye ($223 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Kaye was none.

The following table provides information relating to other accounts managed by Mr. Kori as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 22,668	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 506	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Kori ($178 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Kori was none.

The following table provides information relating to other accounts managed by Mr. Lee as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 10,416	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,275	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Lee ($153 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Lee was none.

The following table provides information relating to other accounts managed by Mr. Lempel as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 12,579	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,875	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Lempel ($311 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Lempel was none.

The following table provides information relating to other accounts managed by Mr. Saperstone as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 5,820	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,317	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Saperstone ($198 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Saperstone was none.

The following table provides information relating to other accounts managed by Mr. Simmons as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 7,747	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,912	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Simmons ($89 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Simmons was none.

The following table provides information relating to other accounts managed by Mr. Sorel as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 8,105	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,026	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Sorel ($256 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Sorel was none.

The following table provides information relating to other accounts managed by Mr. Welo as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	14	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 11,697	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,732	none	none

* Includes assets of VIP Balanced Portfolio managed by Mr. Welo ($50 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of VIP Balanced Portfolio beneficially owned by Mr. Welo was none.

The following information supplements similar information found in the "Management Contracts" section beginning on page 63.

Jean Park is the portfolio manager of VIP Growth Strategies Portfolio and receives compensation for her services. As of August 31, 2013, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Growth Strategies Portfolio is based on the fund's pre-tax investment performance measured against the Russell Midcap Growth Index, and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar Mid-Cap Growth Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Ms. Park as of August 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 2,217	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,810	none	none

* Includes VIP Growth Strategies Portfolio ($25 (in millions) assets managed).

As of August 31, 2013, the dollar range of shares of VIP Growth Strategies Portfolio beneficially owned by Ms. Park was none.

The following information supplements similar information found in the "Management Contracts" section beginning on page 68.

Jonathan Kasen is co-manager of VIP Contrafund Portfolio and receives compensation for his services. Monty Kori is co-manager of VIP Contrafund Portfolio and receives compensation for his services. As of July 31, 2013, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of VIP Contrafund Portfolio is based on the fund's pre-tax investment performance measured against the S&P 500® Index, the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar® Large Blend Category, and the pre-tax investment performance of the portion of the fund's assets managed by each co-manager measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager	Benchmark Index
Jonathan Kasen	S&P 500® Energy Index
Monty Kori	S&P 500 Industrials Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Kasen as of July 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 5,775	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,043	none	none

* Includes assets of VIP Contrafund Portfolio managed by Mr. Kasen ($1,799 (in millions) assets managed).

As of July 31, 2013, the dollar range of shares of VIP Contrafund Portfolio beneficially owned by Mr. Kasen was none.

The following table provides information relating to other accounts managed by Mr. Kori as of July 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,942	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 490	none	none

* Includes assets of VIP Contrafund Portfolio managed by Mr. Kori ($1,766 (in millions) assets managed).

As of July 31, 2013, the dollar range of shares of VIP Contrafund Portfolio beneficially owned by Mr. Kori was none.

The following information supplements similar information found in the "Management Contracts" section beginning on page 71.

The following table provides information relating to other accounts managed by Mr. Lempel as of April 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 9,541	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,734	none	none

* Includes VIP Contrafund Portfolio ($2,983 (in millions) assets managed).

As of April 30, 2013, the dollar range of shares of VIP Contrafund Portfolio beneficially owned by Mr. Lempel was none.